Share Capital - Additional Information (Detail) - SGD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Mar. 17, 2022	Dec. 31, 2021
Statements [Line Items]
Issue of equity	$ 178,653
Capital reserve [member]
Statements [Line Items]
Issue of equity	$ 0
Ordinary shares [Member]
Statements [Line Items]
Number of shares outstanding1		3,555,946
Number Of Share Exchange		128,376,418
Per Share Value		$ 0.0001
Ordinary shares [Member] | Property Guru Outstanding [Member]
Statements [Line Items]
Number of shares outstanding1			127,838,995